UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3420

Oppenheimer Integrity Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: December 31

Date of reporting period: 9/30/2014

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS     September 30, 2014 / Unaudited

	Principal Amount	Value
Asset-Backed Securities—17.9%
Auto Loan—14.6%
American Credit Acceptance Receivables Trust:
Series 2012-2, Cl. A, 1.89%, 7/15/16[1]	$134,987	$135,104
Series 2012-2, Cl. D, 5.91%, 7/15/19[1]	2,035,000	2,076,857
Series 2012-3, Cl. C, 2.78%, 9/17/18[1]	610,000	615,195
Series 2013-2, Cl. B, 2.84%, 5/15/19[1]	2,563,000	2,593,114
Series 2014-1, Cl. B, 2.39%, 11/12/19[1]	3,505,000	3,525,318
Series 2014-2, Cl. A, 0.99%, 10/10/17[1]	2,442,541	2,443,214
Series 2014-2, Cl. B, 2.26%, 3/10/20[1]	990,000	990,278
Series 2014-3, Cl. B, 2.43%, 6/10/20[1]	2,320,000	2,341,659
AmeriCredit Automobile Receivables Trust:
Series 2012-2, Cl. D, 3.38%, 4/9/18	2,680,000	2,755,290
Series 2012-2, Cl. E, 4.85%, 8/8/19[1]	2,060,000	2,131,067
Series 2012-4, Cl. D, 2.68%, 10/9/18	1,510,000	1,528,662
Series 2012-5, Cl. C, 1.69%, 11/8/18	1,640,000	1,649,009
Series 2012-5, Cl. D, 2.35%, 12/10/18	2,445,000	2,452,736
Series 2013-1, Cl. C, 1.57%, 1/8/19	2,745,000	2,745,033
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	2,385,000	2,400,795
Series 2013-4, Cl. D, 3.31%, 10/8/19	200,000	204,368
Series 2013-5, Cl. D, 2.86%, 12/8/19	4,258,000	4,293,443
Series 2014-2, Cl. D, 2.57%, 7/8/20	1,410,000	1,388,041
Series 2014-3, Cl. D, 3.13%, 10/8/20	1,275,000	1,276,216
California Republic Auto Receivables Trust:
Series 2013-2, Cl. C, 3.32%, 8/17/20	1,555,000	1,556,038
Series 2014-2, Cl. C, 3.29%, 3/15/21	600,000	593,029
Capital Auto Receivables Asset Trust:
Series 2013-4, Cl. D, 3.22%, 5/20/19	705,000	713,685
Series 2014-1, Cl. D, 3.39%, 7/22/19	785,000	796,632
Series 2014-3, Cl. D, 3.14%, 2/20/20	1,270,000	1,265,916
Capital Auto Receivables Asset Trust/Ally Financial, Inc., Series 2013-1, Cl. D, 2.19%, 9/20/21	1,265,000	1,262,870
CarFinance Capital Auto Trust:
Series 2013-1A, Cl. A, 1.65%, 7/17/17[1]	321,957	322,728
Series 2013-2A, Cl. B, 3.15%, 8/15/19[1]	3,560,000	3,618,929
Series 2014-1A, Cl. A, 1.46%, 12/17/18[1]	833,494	835,200
Centre Point Funding LLC, Series 2010-1A, Cl. 1, 5.43%, 7/20/16[1]	209,318	212,625
CPS Auto Receivables Trust:
Series 2012-B, Cl. A, 2.52%, 9/16/19[1]	1,498,960	1,518,672
Series 2014-A, Cl. A, 1.21%, 8/15/18[1]	2,847,476	2,847,714
Series 2014-B, Cl. A, 1.11%, 11/15/18[1]	1,697,339	1,694,574
Series 2014-C, Cl. A, 1.31%, 2/15/19[1]	2,440,000	2,441,296
CPS Auto Trust, Series 2012-C, Cl. A, 1.82%, 12/16/19[1]	518,847	523,713
Credit Acceptance Auto Loan Trust:
Series 2013-1A, Cl. B, 1.83%, 4/15/21[1]	1,620,000	1,629,344
Series 2013-2A, Cl. B, 2.26%, 10/15/21[1]	1,730,000	1,745,955
Series 2014-1A, Cl. B, 2.29%, 4/15/22[1]	1,410,000	1,426,687
Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	1,275,000	1,276,789
DT Auto Owner Trust:
Series 2012-1A, Cl. D, 4.94%, 7/16/18[1]	1,057,530	1,075,210
Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	1,185,000	1,205,925
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	3,290,000	3,373,563

1      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
DT Auto Owner Trust: (Continued)
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	$2,425,000	$2,446,893
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	3,645,000	3,631,171
Exeter Automobile Receivables Trust:
Series 2012-2A, Cl. B, 2.22%, 12/15/17[1]	1,415,000	1,428,822
Series 2012-2A, Cl. C, 3.06%, 7/16/18[1]	785,000	799,151
Series 2013-2A, Cl. B, 3.09%, 7/16/18[1]	3,475,000	3,542,743
Series 2013-2A, Cl. C, 4.35%, 1/15/19[1]	2,670,000	2,760,051
Series 2014-1A, Cl. B, 2.42%, 1/15/19[1]	1,590,000	1,598,582
Series 2014-1A, Cl. C, 3.57%, 7/15/19[1]	1,590,000	1,611,734
Series 2014-2A, Cl. A, 1.06%, 8/15/18[1]	716,864	717,216
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	830,000	830,249
First Investors Auto Owner Trust:
Series 2012-1A, Cl. C, 3.54%, 11/15/17[1]	700,000	715,428
Series 2012-1A, Cl. D, 5.65%, 4/15/18[1]	1,055,000	1,101,346
Series 2013-3A, Cl. B, 2.32%, 10/15/19[1]	2,610,000	2,633,273
Series 2013-3A, Cl. C, 2.91%, 1/15/20[1]	1,110,000	1,123,587
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	2,800,000	2,834,222
Series 2014-1A, Cl. D, 3.28%, 4/15/21[1]	2,010,000	2,000,964
Flagship Credit Auto Trust, Series 2014-1, Cl. A, 1.21%, 4/15/19[1]	1,321,473	1,320,341
Ford Credit Floorplan Master Owner Trust A, Series 2012-2, Cl. C, 2.86%, 1/15/19	2,585,000	2,664,231
GM Financial Automobile Leasing Trust, Series 2014-1A, Cl. D, 2.51%, 3/20/19[1]	3,625,000	3,623,430
Navistar Financial Dealer Note Master Trust, Series 2013-2, Cl. D, 2.405%, 9/25/18[1,2]	2,580,000	2,583,269
Prestige Auto Receivables Trust, Series 2011-1A, Cl. D, 5.18%, 7/16/18[1]	935,000	940,235
Santander Drive Auto Receivables Trust:
Series 2012-4, Cl. D, 3.50%, 6/15/18	4,530,000	4,652,011
Series 2012-5, Cl. C, 2.70%, 8/15/18	4,355,000	4,449,771
Series 2012-5, Cl. D, 3.30%, 9/17/18	5,425,000	5,600,645
Series 2012-6, Cl. D, 2.52%, 9/17/18	5,750,000	5,838,467
Series 2012-AA, Cl. D, 2.46%, 12/17/18[1]	3,700,000	3,733,035
Series 2013-1, Cl. C, 1.76%, 1/15/19	3,180,000	3,187,777
Series 2013-1, Cl. D, 2.27%, 1/15/19	1,605,000	1,609,498
Series 2013-2, Cl. D, 2.57%, 3/15/19	2,135,000	2,158,843
Series 2013-3, Cl. C, 1.81%, 4/15/19	2,700,000	2,691,531
Series 2013-4, Cl. D, 3.92%, 1/15/20	745,000	773,233
Series 2013-5, Cl. D, 2.73%, 10/15/19	2,200,000	2,213,548
Series 2013-A, Cl. C, 3.12%, 10/15/19[1]	2,605,000	2,669,802
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,140,000	2,246,221
Series 2014-1, Cl. C, 2.36%, 4/15/20	3,995,000	4,019,058
Series 2014-1, Cl. D, 2.91%, 4/15/20	2,565,000	2,575,755
Series 2014-4, Cl. D, 3.10%, 11/16/20	1,485,000	1,485,858
SNAAC Auto Receivables Trust:
Series 2012-1A, Cl. C, 4.38%, 6/15/17[1]	2,240,000	2,258,705
Series 2013-1A, Cl. C, 3.07%, 8/15/18[1]	1,000,000	1,017,696
Series 2014-1A, Cl. A, 1.03%, 9/17/18[1]	1,027,528	1,027,543
Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	970,000	972,309
TCF Auto Receivables Owner Trust, Series 2014-1A, Cl. C, 3.12%, 4/15/21[1]	765,000	762,602

2      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
United Auto Credit Securitization Trust:
Series 2012-1, Cl. C, 2.52%, 3/15/16[1]	$931,003	$933,476
Series 2013-1, Cl. C, 2.22%, 12/15/17[1]	1,005,000	1,010,248
Series 2014-1, Cl. D, 2.38%, 10/15/18[1]	1,260,000	1,261,695
Westlake Automobile Receivables Trust, Series 2014-1A, Cl. D, 2.20%, 2/15/21[1]	1,140,000	1,138,975

		170,677,733

Credit Card—2.1%
Capital One Multi-Asset Execution Trust:
Series 2006-A11, Cl. A11, 0.244%, 6/17/19[2]	5,690,000	5,669,781
Series 2006-A3, Cl. A3, 5.05%, 12/17/18	3,610,000	3,824,521
Chase Issuance Trust, Series 2012-A3, Cl. A3, 0.79%, 6/15/17	4,055,000	4,065,902
Citibank Credit Card Issuance Trust:
Series 2013-A11, Cl. A11, 0.396%, 2/7/18[2]	2,007,000	2,009,205
Series 2013-A6, Cl. A6, 1.32%, 9/7/18	3,870,000	3,897,579
Synchrony Credit Card Master Note Trust:
Series 2010-1, Cl. A, 3.69%, 3/15/18	3,005,000	3,048,828
Series 2012-1, Cl. A, 1.03%, 1/15/18	2,105,000	2,108,555

		24,624,371

Equipment—0.4%
CLI Funding V LLC, Series 2014-1A, Cl. A, 3.29%, 6/18/29[1]	3,610,867	3,600,511
FRS I LLC, Series 2013-1A, Cl. A1, 1.80%, 4/15/43[1]	613,469	607,864
Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[1]	1,018,357	1,005,111

		5,213,486

Home Equity Loan—0.8%
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	2,364,972	2,340,613
New Residential Advance Receivables Trust:
Series 2014-T1, Cl. A1, 1.274%, 3/15/45[1]	1,410,000	1,411,727
Series 2014-T1, Cl. B1, 1.671%, 3/15/45[1]	1,210,000	1,210,612
TAL Advantage V LLC:
Series 2014-1A, Cl. A, 3.51%, 2/22/39[1]	3,338,208	3,374,581
Series 2014-2A, Cl. A1, 1.70%, 5/20/39[1]	892,046	887,979

		9,225,512

Total Asset-Backed Securities (Cost $209,063,766)		209,741,102

Mortgage-Backed Obligations—47.3%
Government Agency—34.2%
FHLMC/FNMA/FHLB/Sponsored—34.0%
Federal Home Loan Mortgage Corp. Gold Pool:
5.50%, 9/1/39	3,530,230	3,929,793
6.00%, 5/1/18-11/1/37	642,524	720,646
6.50%, 4/1/18-4/1/34	792,699	885,325
7.00%, 7/1/21-10/1/37	4,520,916	5,279,626
8.00%, 4/1/16	26,158	26,704
9.00%, 8/1/22-5/1/25	23,426	25,880
Federal Home Loan Mortgage Corp. Non Gold Pool, 9%, 3/1/17	196	197

3      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 13.29%, 4/1/27[3]	$486,137	$81,399
Series 192, Cl. IO, 6.403%, 2/1/28[3]	58,323	13,990
Series 206, Cl. IO, 0.00%, 12/1/29[3,4]	101,733	20,834
Series 243, Cl. 6, 0.00%, 12/15/32[3,4]	410,668	79,828
Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	4,201,134	4,240,919
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security, Series 176, Cl. PO, 4.078%, 6/1/26[5]	70,526	67,738
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	6,858	7,556
Series 1590, Cl. IA, 1.204%, 10/15/23[2]	1,139,032	1,172,137
Series 2034, Cl. Z, 6.50%, 2/15/28	8,599	9,558
Series 2043, Cl. ZP, 6.50%, 4/15/28	1,241,610	1,393,557
Series 2046, Cl. G, 6.50%, 4/15/28	699,095	782,136
Series 2053, Cl. Z, 6.50%, 4/15/28	8,591	9,553
Series 2063, Cl. PG, 6.50%, 6/15/28	585,471	651,844
Series 2145, Cl. MZ, 6.50%, 4/15/29	220,783	246,139
Series 2148, Cl. ZA, 6.00%, 4/15/29	313,831	345,629
Series 2195, Cl. LH, 6.50%, 10/15/29	523,134	583,346
Series 2326, Cl. ZP, 6.50%, 6/15/31	147,808	165,801
Series 2341, Cl. FP, 1.054%, 7/15/31[2]	259,634	267,182
Series 2399, Cl. PG, 6.00%, 1/15/17	96,699	100,808
Series 2423, Cl. MC, 7.00%, 3/15/32	910,505	1,043,672
Series 2453, Cl. BD, 6.00%, 5/15/17	105,139	111,275
Series 2461, Cl. PZ, 6.50%, 6/15/32	1,183,264	1,325,894
Series 2463, Cl. F, 1.154%, 6/15/32[2]	1,193,918	1,232,760
Series 2500, Cl. FD, 0.654%, 3/15/32[2]	91,573	92,885
Series 2526, Cl. FE, 0.554%, 6/15/29[2]	113,675	114,849
Series 2551, Cl. FD, 0.554%, 1/15/33[2]	223,702	225,844
Series 2635, Cl. AG, 3.50%, 5/15/32	896,226	934,227
Series 2676, Cl. KY, 5.00%, 9/15/23	1,536,824	1,669,298
Series 2707, Cl. QE, 4.50%, 11/15/18	401,499	424,297
Series 2770, Cl. TW, 4.50%, 3/15/19	133,619	141,829
Series 3025, Cl. SJ, 24.187%, 8/15/35[2]	218,932	316,402
Series 3030, Cl. FL, 0.554%, 9/15/35[2]	548,918	553,248
Series 3645, Cl. EH, 3.00%, 12/15/20	56,048	57,943
Series 3741, Cl. PA, 2.15%, 2/15/35	3,226,014	3,292,774
Series 3815, Cl. BD, 3.00%, 10/15/20	70,703	72,704
Series 3822, Cl. JA, 5.00%, 6/15/40	1,190,424	1,265,446
Series 3840, Cl. CA, 2.00%, 9/15/18	53,857	54,740
Series 3848, Cl. WL, 4.00%, 4/15/40	1,966,822	2,025,188
Series 3857, Cl. GL, 3.00%, 5/15/40	60,977	62,404
Series 4221, Cl. HJ, 1.50%, 7/15/23	1,429,119	1,430,155
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2129, Cl. S, 13.777%, 2/15/29[3]	644,509	147,415
Series 2130, Cl. SC, 51.754%, 3/15/29[3]	203,256	40,082
Series 2134, Cl. SB, 56.748%, 3/15/29[3]	182,094	40,806
Series 2422, Cl. SJ, 47.082%, 1/15/32[3]	618,512	161,757
Series 2493, Cl. S, 53.315%, 9/15/29[3]	46,799	11,767

4      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2682, Cl. TQ, 99.999%, 10/15/33[3]	$1,176,676	$252,331
Series 2796, Cl. SD, 52.967%, 7/15/26[3]	306,279	55,182
Series 2920, Cl. S, 54.113%, 1/15/35[3]	1,177,074	230,685
Series 2922, Cl. SE, 6.623%, 2/15/35[3]	937,387	201,640
Series 2981, Cl. BS, 99.999%, 5/15/35[3]	2,280,536	469,579
Series 3005, Cl. WI, 0.00%, 7/15/35[3,4]	370,199	10,430
Series 3201, Cl. SG, 3.377%, 8/15/36[3]	2,857,477	462,083
Series 3397, Cl. GS, 15.451%, 12/15/37[3]	486,470	83,515
Series 3424, Cl. EI, 10.158%, 4/15/38[3]	356,446	46,289
Series 3450, Cl. BI, 10.174%, 5/15/38[3]	5,325,865	705,982
Series 3606, Cl. SN, 2.369%, 12/15/39[3]	1,525,625	234,220
Federal National Mortgage Assn.:
2.50%, 10/25/29[6]	18,130,000	18,233,398
3.00%, 10/1/29[6]	13,530,000	13,936,957
4.00%, 10/1/44[6]	141,740,000	149,378,458
4.50%, 10/25/29-10/1/44[6]	66,055,000	71,216,884
5.00%, 10/1/44[6]	26,785,000	29,557,246
Federal National Mortgage Assn. Pool:
3.50%, 12/1/20-2/1/22	2,775,534	2,923,509
5.00%, 3/1/21	191,092	201,861
5.50%, 12/1/18-5/1/36	2,325,382	2,606,262
6.00%, 5/1/20	149,202	156,131
6.50%, 6/1/17-11/1/31	4,636,625	5,215,291
7.00%, 11/1/17-4/1/34	2,200,283	2,559,871
7.50%, 1/1/33-8/1/33	3,029,238	3,463,422
8.50%, 7/1/32	15,041	17,401
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 222, Cl. 2, 19.11%, 6/25/23[3]	480,177	103,571
Series 247, Cl. 2, 41.462%, 10/25/23[3]	56,297	13,858
Series 252, Cl. 2, 39.509%, 11/25/23[3]	524,760	96,039
Series 254, Cl. 2, 33.427%, 1/25/24[3]	905,892	144,637
Series 301, Cl. 2, 0.00%, 4/25/29[3,4]	232,360	44,125
Series 303, Cl. IO, 9.62%, 11/25/29[3]	47,319	9,554
Series 319, Cl. 2, 0.798%, 2/25/32[3]	189,688	36,054
Series 320, Cl. 2, 7.002%, 4/25/32[3]	3,298,451	686,261
Series 321, Cl. 2, 3.91%, 4/25/32[3]	557,712	107,463
Series 324, Cl. 2, 0.00%, 7/25/32[3,4]	265,931	51,323
Series 331, Cl. 9, 7.24%, 2/25/33[3]	1,943,267	467,887
Series 334, Cl. 14, 4.13%, 2/25/33[3]	1,622,405	375,330
Series 334, Cl. 15, 0.00%, 2/25/33[3,4]	1,196,804	268,992
Series 334, Cl. 17, 12.063%, 2/25/33[3]	65,624	15,044
Series 339, Cl. 12, 0.00%, 6/25/33[3,4]	1,482,770	311,776
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	1,519,847	298,787
Series 343, Cl. 13, 0.00%, 9/25/33[3,4]	1,614,788	317,828
Series 343, Cl. 18, 6.409%, 5/25/34[3]	1,016,289	184,430
Series 345, Cl. 9, 0.00%, 1/25/34[3,4]	698,397	144,456
Series 351, Cl. 10, 0.00%, 4/25/34[3,4]	622,837	126,452
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	1,024,786	185,226
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	768,111	140,048

5      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	$376,961	$69,046
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	925,866	162,961
Series 364, Cl. 16, 0.00%, 9/25/35[3,4]	1,262,224	238,397
Series 365, Cl. 16, 0.00%, 3/25/36[3,4]	935,973	168,293
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1993-104, Cl. ZB, 6.50%, 7/25/23	175,825	192,373
Series 1993-87, Cl. Z, 6.50%, 6/25/23	159,061	176,998
Series 1996-35, Cl. Z, 7.00%, 7/25/26	58,595	65,897
Series 1998-58, Cl. PC, 6.50%, 10/25/28	299,287	334,264
Series 1998-61, Cl. PL, 6.00%, 11/25/28	415,056	456,857
Series 1999-54, Cl. LH, 6.50%, 11/25/29	611,928	675,418
Series 1999-60, Cl. PG, 7.50%, 12/25/29	2,804,817	3,210,998
Series 2001-51, Cl. OD, 6.50%, 10/25/31	650,740	715,487
Series 2002-10, Cl. FB, 0.655%, 3/25/17[2]	30,596	30,730
Series 2002-16, Cl. PG, 6.00%, 4/25/17	179,156	185,697
Series 2002-2, Cl. UC, 6.00%, 2/25/17	113,960	118,872
Series 2002-56, Cl. FN, 1.155%, 7/25/32[2]	349,878	361,225
Series 2003-100, Cl. PA, 5.00%, 10/25/18	4,110,597	4,363,791
Series 2003-130, Cl. CS, 13.791%, 12/25/33[2]	1,793,517	2,101,434
Series 2003-21, Cl. FK, 0.555%, 3/25/33[2]	111,657	112,227
Series 2003-28, Cl. KG, 5.50%, 4/25/23	776,708	844,258
Series 2003-84, Cl. GE, 4.50%, 9/25/18	94,202	98,893
Series 2004-101, Cl. BG, 5.00%, 1/25/20	453,812	471,272
Series 2004-25, Cl. PC, 5.50%, 1/25/34	177,512	188,639
Series 2005-104, Cl. MC, 5.50%, 12/25/25	2,688,285	2,946,937
Series 2005-109, Cl. AH, 5.50%, 12/25/25	7,554,987	8,265,511
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	2,800,560
Series 2005-71, Cl. DB, 4.50%, 8/25/25	633,212	680,124
Series 2005-73, Cl. DF, 0.405%, 8/25/35[2]	1,416,199	1,422,268
Series 2006-50, Cl. SK, 23.634%, 6/25/36[2]	671,984	953,695
Series 2008-14, Cl. BA, 4.25%, 3/25/23	266,180	278,615
Series 2008-75, Cl. DB, 4.50%, 9/25/23	772,584	812,059
Series 2009-113, Cl. DB, 3.00%, 12/25/20	2,530,567	2,608,744
Series 2009-36, Cl. FA, 1.095%, 6/25/37[2]	980,876	1,005,916
Series 2009-37, Cl. HA, 4.00%, 4/25/19	1,331,066	1,387,202
Series 2009-70, Cl. NT, 4.00%, 8/25/19	40,995	42,665
Series 2009-70, Cl. TL, 4.00%, 8/25/19	1,079,784	1,123,759
Series 2010-43, Cl. KG, 3.00%, 1/25/21	471,813	487,796
Series 2011-15, Cl. DA, 4.00%, 3/25/41	527,700	549,875
Series 2011-3, Cl. EL, 3.00%, 5/25/20	4,213,621	4,343,944
Series 2011-3, Cl. KA, 5.00%, 4/25/40	2,192,248	2,357,989
Series 2011-38, Cl. AH, 2.75%, 5/25/20	58,322	59,921
Series 2011-82, Cl. AD, 4.00%, 8/25/26	927,500	970,020
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-15, Cl. SA, 32.716%, 3/17/31[3]	254,641	40,911
Series 2001-61, Cl. SE, 29.771%, 11/18/31[3]	284,072	73,097
Series 2001-65, Cl. S, 28.228%, 11/25/31[3]	602,704	155,988
Series 2001-81, Cl. S, 26.304%, 1/25/32[3]	86,840	18,986
Series 2002-12, Cl. SB, 41.111%, 7/25/31[3]	138,721	36,611

6      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2002-2, Cl. SW, 43.511%, 2/25/32[3]	$172,804	$44,457
Series 2002-38, Cl. SO, 44.699%, 4/25/32[3]	89,316	19,749
Series 2002-41, Cl. S, 57.113%, 7/25/32[3]	910,769	226,763
Series 2002-47, Cl. NS, 32.285%, 4/25/32[3]	271,707	68,885
Series 2002-5, Cl. SD, 46.986%, 2/25/32[3]	173,702	41,878
Series 2002-51, Cl. S, 32.47%, 8/25/32[3]	249,479	63,196
Series 2002-52, Cl. SD, 34.98%, 9/25/32[3]	355,945	87,394
Series 2002-60, Cl. SM, 26.034%, 8/25/32[3]	864,314	179,957
Series 2002-60, Cl. SY, 1.897%, 4/25/32[3]	789,031	31,486
Series 2002-64, Cl. SD, 10.956%, 4/25/27[3]	361,913	93,579
Series 2002-7, Cl. SK, 26.963%, 1/25/32[3]	534,214	120,203
Series 2002-75, Cl. SA, 30.017%, 11/25/32[3]	482,407	119,495
Series 2002-77, Cl. BS, 25.906%, 12/18/32[3]	964,451	208,692
Series 2002-77, Cl. IS, 40.308%, 12/18/32[3]	152,168	34,358
Series 2002-77, Cl. SH, 36.902%, 12/18/32[3]	133,720	34,062
Series 2002-84, Cl. SA, 35.584%, 12/25/32[3]	130,050	31,118
Series 2002-89, Cl. S, 49.916%, 1/25/33[3]	1,311,425	346,996
Series 2002-9, Cl. MS, 27.929%, 3/25/32[3]	7,873	1,851
Series 2002-90, Cl. SN, 30.987%, 8/25/32[3]	786,411	163,730
Series 2002-90, Cl. SY, 36.51%, 9/25/32[3]	413,421	81,944
Series 2003-14, Cl. OI, 8.421%, 3/25/33[3]	2,128,587	397,502
Series 2003-26, Cl. IK, 6.093%, 4/25/33[3]	787,397	150,466
Series 2003-33, Cl. SP, 25.667%, 5/25/33[3]	810,792	170,607
Series 2003-4, Cl. S, 29.993%, 2/25/33[3]	247,971	57,919
Series 2003-52, Cl. NS, 40.481%, 6/25/23[3]	3,664,939	507,503
Series 2004-54, Cl. DS, 39.373%, 11/25/30[3]	74,148	15,365
Series 2004-56, Cl. SE, 10.899%, 10/25/33[3]	1,109,077	190,836
Series 2005-12, Cl. SC, 8.973%, 3/25/35[3]	471,667	76,924
Series 2005-40, Cl. SA, 48.392%, 5/25/35[3]	681,915	141,379
Series 2005-52, Cl. JH, 3.78%, 5/25/35[3]	1,272,797	174,423
Series 2005-6, Cl. SE, 58.838%, 2/25/35[3]	1,090,876	187,772
Series 2005-93, Cl. SI, 11.69%, 10/25/35[3]	989,411	140,109
Series 2006-53, Cl. US, 15.419%, 6/25/36[3]	72,629	11,937
Series 2008-55, Cl. SA, 14.76%, 7/25/38[3]	905,571	136,401
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	1,681,930	122,359
Series 2012-40, Cl. PI, 1.051%, 4/25/41[3]	3,524,364	566,997
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg.-Backed Security, Series 1993-184, Cl. M, 4.912%, 9/25/23[5]	155,743	148,248
		398,269,314
GNMA/Guaranteed—0.2%
Government National Mortgage Assn. I Pool:
8.50%, 8/15/17-12/15/17	30,081	32,055
10.50%, 12/15/17	3,996	4,078
Government National Mortgage Assn. II Pool:
1.625%, 7/20/25-7/20/27[2]	9,577	9,926
11.00%, 10/20/19	3,467	3,552
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Series 2002-15, Cl. SM, 62.468%, 2/16/32[3]	475,023	95,722

7      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Principal Amount	Value
GNMA/Guaranteed (Continued)
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2002-41, Cl. GS, 29.769%, 6/16/32[3]	$305,716	$55,540
Series 2002-76, Cl. SY, 63.514%, 12/16/26[3]	222,288	46,180
Series 2007-17, Cl. AI, 13.623%, 4/16/37[3]	2,461,752	540,038
Series 2011-52, Cl. HS, 9.482%, 4/16/41[3]	7,567,173	1,688,349
		2,475,440
Non-Agency—13.1%
Commercial—11.0%
Asset Securitization Corp., Interest-Only Stripped Mtg.-Backed Security, Series 1997-D4, Cl. PS1, 0%, 4/14/29[3,4]	1,734,587	63,224
Banc of America Commercial Mortgage Trust:
Series 2006-5, Cl. AM, 5.448%, 9/10/47	2,600,000	2,788,976
Series 2006-6, Cl. AM, 5.39%, 10/10/45	4,735,000	5,061,156
Banc of America Funding Trust, Series 2006-G, Cl. 2A4, 0.444%, 7/20/36[2]	6,100,000	5,743,004
BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 2.21%, 9/26/35[1,2]	1,783,893	1,827,437
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Cl. A1, 2.43%, 10/25/35[2]	1,653,856	1,644,070
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Cl. AM, 5.568%, 10/12/41[2]	1,985,000	2,131,454
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0%, 6/22/24[1,3,4]	669,758	29,350
CD Commercial Mortgage Trust, Series 2006-CD2, Cl. AM, 5.527%, 1/15/46[2]	2,875,000	3,022,510
Citigroup Commercial Mortgage Trust:
Series 2008-C7, Cl. AM, 6.339%, 12/10/49[2]	3,035,000	3,349,273
Series 2013-GC11, Cl. D, 4.605%, 4/10/46[1,2]	1,080,000	1,020,423
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Cl. 1A1, 2.50%, 10/25/35[2]	3,414,585	3,362,420
COMM Mortgage Trust:
Series 2006-C7, Cl. AM, 5.973%, 6/10/46[2]	4,740,000	5,055,743
Series 2012-CR4, Cl. D, 4.728%, 10/15/45[1,2]	320,000	314,392
Series 2012-CR5, Cl. E, 4.48%, 12/10/45[1,2]	510,000	492,345
Series 2013-CR7, Cl. D, 4.496%, 3/10/46[1,2]	1,180,000	1,099,392
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 0%, 12/10/45[3,4]	17,067,576	1,688,461
Credit Suisse Commercial Mortgage Trust:
Series 2006-C1, Cl. AJ, 5.642%, 2/15/39[2]	1,890,000	1,983,002
Series 2006-C4, Cl. AM, 5.509%, 9/15/39	1,300,000	1,393,188
Credit Suisse First Boston Commercial Trust, Series 2005-C6, Cl. AJ, 5.23%, 12/15/40[2]	2,750,000	2,853,529
CSMC, Series 2009-13R, Cl. 4A1, 2.618%, 9/26/36[1,2]	650,429	656,710
CSMC Mortgage-Backed Trust, Series 2006-6, Cl. 1A4, 6%, 7/25/36	1,675,160	1,308,141
DBUBS Mortgage Trust, Series 2011-LC1A, Cl. E, 5.73%, 11/10/46[1,2]	490,000	530,622
First Horizon Alternative Mortgage Securities Trust:
Series 2004-FA2, Cl. 3A1, 6.00%, 1/25/35	1,086,228	1,054,408
Series 2005-FA8, Cl. 1A6, 0.805%, 11/25/35[2]	1,714,151	1,297,029
FREMF Mortgage Trust:
Series 2012-K501, Cl. C, 3.603%, 11/25/46[1,2]	385,000	393,457
Series 2013-K25, Cl. C, 3.743%, 11/25/45[1,2]	605,000	581,593
Series 2013-K26, Cl. C, 3.723%, 12/25/45[1,2]	420,000	402,750
Series 2013-K27, Cl. C, 3.616%, 1/25/46[1,2]	650,000	619,176

8      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
FREMF Mortgage Trust: (Continued)
Series 2013-K28, Cl. C, 3.614%, 6/25/46[1,2]	$2,580,000	$2,451,230
Series 2013-K502, Cl. C, 3.308%, 3/25/45[1,2]	1,620,000	1,622,637
Series 2013-K712, Cl. C, 3.484%, 5/25/45[1,2]	335,000	329,769
Series 2013-K713, Cl. C, 3.274%, 4/25/46[1,2]	1,075,000	1,043,711
Series 2014-K715, Cl. C, 4.265%, 2/25/46[1,2]	120,000	121,480
GCCFC Commercial Mortgage Trust:
Series 2006-GG7, Cl. AM, 6.014%, 7/10/38[2]	235,000	251,209
Series 2007-GG11, Cl. AM, 5.867%, 12/10/49[2]	2,240,000	2,449,240
Series 2007-GG9, Cl. AM, 5.475%, 3/10/39	3,190,000	3,379,260
GE Capital Commercial Mortgage Corp., Series 2005-C4, Cl. AJ, 5.49%, 11/10/45[2]	335,000	338,852
GS Mortgage Securities Trust, Series 2006-GG6, Cl. AM, 5.622%, 4/10/38[2]	1,145,000	1,202,854
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6.092%, 4/25/37[1,2]	3,661,424	3,366,650
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 5.229%, 7/25/35[2]	1,010,154	1,011,229
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Cl. E, 4.573%, 12/15/47[1,2]	1,475,000	1,442,370
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Cl. AJ, 5.623%, 5/12/45	2,800,000	2,882,797
Series 2006-LDP8, Cl. AJ, 5.48%, 5/15/45[2]	3,435,000	3,637,354
JP Morgan Mortgage Trust, Series 2007-S3, Cl. 1A90, 7%, 8/25/37	2,220,981	2,056,549
JP Morgan Resecuritization Trust:
Series 2009-11, Cl. 5A1, 2.618%, 9/26/36[1,2]	2,472,319	2,479,132
Series 2009-5, Cl. 1A2, 2.612%, 7/26/36[1,2]	2,743,078	2,359,483
LB Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 0%, 2/18/30[3,4]	477,414	10,863
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Cl. AM, 6.049%, 6/15/38[2]	1,275,000	1,370,684
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%,
7/26/24[1,2]	48,234	42,341
Merrill Lynch Mortgage Trust, Series 2006-C2, Cl. AM, 5.782%, 8/12/43[2]	3,765,000	4,041,347
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C6, Cl. E, 4.818%, 11/15/45[1,2]	950,000	933,270
Series 2013-C7, Cl. D, 4.442%, 2/15/46[1,2]	1,150,000	1,086,223
Series 2013-C8, Cl. D, 4.31%, 12/15/48[1,2]	830,000	776,525
Morgan Stanley Capital I Trust:
Series 2007-IQ13, Cl. AM, 5.406%, 3/15/44	5,710,000	6,156,157
Series 2007-IQ15, Cl. AM, 6.105%, 6/11/49[2]	5,015,000	5,430,189
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 2.048%, 11/26/36[1,2]	2,254,578	1,658,934
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.375%, 6/26/46[1,2]	2,844,262	2,882,203
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Stripped Mtg.- Backed Security, Series 1999-C1, Cl. X, 0%, 5/18/32[3,4]	2,017,616	30
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Cl. 3A1, 4.607%, 7/25/37[2]	2,394,356	1,874,999
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 5.048%, 5/10/63[1,2]	460,000	452,374
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C17, Cl. AJ, 5.224%, 3/15/42[2]	1,210,000	1,220,662
Series 2005-C22, Cl. AM, 5.499%, 12/15/44[2]	1,205,000	1,257,286

9      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR14, Cl. 1A4, 2.364%, 12/25/35[2]	$1,952,247	$1,908,388
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR10, Cl. 1A1, 2.614%, 6/25/35[2]	4,509,326	4,610,432
Series 2005-AR15, Cl. 1A6, 2.611%, 9/25/35[2]	290,500	275,735
Series 2006-AR8, Cl. 2A4, 2.61%, 4/25/36[2]	1,493,179	1,468,834
Series 2007-16, Cl. 1A1, 6.00%, 12/28/37	1,467,396	1,522,889
Series 2007-AR3, Cl. A4, 5.68%, 4/25/37[2]	582,092	576,671
Series 2007-AR8, Cl. A1, 4.371%, 11/25/37[2]	1,464,347	1,339,018
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Cl. D, 4.607%, 12/15/45[1,2]	480,000	460,992
Series 2012-C7, Cl. E, 5.001%, 6/15/45[1,2]	840,000	837,143
Series 2013-C11, Cl. D, 4.322%, 3/15/45[1,2]	481,000	456,489
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass- Through Certificates, Series 2011-C3, Cl. XA, 0%, 3/15/44[1,3,4]	26,895,666	1,566,135
		128,409,854
Multi-Family—0.4%
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Cl. 1A2A, 5.328%, 6/25/36[2]	1,426,703	1,328,293
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Cl. 2A3, 2.615%, 3/25/36[2]	2,919,050	2,931,021
		4,259,314
Residential—1.7%
Banc of America Funding Trust:
Series 2007-1, Cl. 1A3, 6.00%, 1/25/37	1,232,670	1,128,472
Series 2007-C, Cl. 1A4, 5.395%, 5/20/36[2]	567,232	551,142
Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6%, 3/25/37	1,458,482	1,375,354
Carrington Mortgage Loan Trust, Series 2006-FRE1, Cl. A2, 0.265%, 7/25/36[2]	836,495	823,046
CD Commercial Mortgage Trust, Series 2007-CD4, Cl. AMFX, 5.366%, 12/11/49[2]	3,795,000	3,985,879
Chase Funding Trust, Series 2003-2, Cl. 2A2, 0.715%, 2/25/33[2]	377,314	356,992
CHL Mortgage Pass-Through Trust:
Series 2005-26, Cl. 1A8, 5.50%, 11/25/35	1,095,522	1,048,857
Series 2006-6, Cl. A3, 6.00%, 4/25/36	773,528	755,618
Countrywide Alternative Loan Trust:
Series 2005-21CB, Cl. A7, 5.50%, 6/25/35	2,584,336	2,423,040
Series 2005-29CB, Cl. A4, 5.00%, 7/25/35	1,634,144	1,442,580
GSR Mortgage Loan Trust, Series 2006-5F, Cl. 2A1, 6%, 6/25/36	797,443	765,573
Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.541%, 12/25/34[2]	614,683	612,867
NC Finance Trust, Series 1999-I, Cl. D, 8.75%, 1/25/29[7,8]	1,750,658	194,323
RALI Trust:
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	92,134	93,349
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	224,465	179,060
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	1,141,510	925,498
Residential Asset Securitization Trust, Series 2005-A6CB, Cl. A7, 6%, 6/25/35	556,850	535,696

10      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 2.421%, 10/25/33[2]	$1,586,622	$1,632,181
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Cl. 1A2, 5.701%, 10/25/36[2]	1,289,240	1,263,433
		20,092,960
Total Mortgage-Backed Obligations (Cost $545,983,726)		553,506,882
U.S. Government Obligations—7.9%
Federal National Mortgage Assn. Nts., 1%, 9/27/17	6,129,000	6,108,137
United States Treasury Nts.:
0.75%, 6/30/17	51,950,000	51,615,182
1.00%, 9/15/17	26,441,000	26,402,793
1.625%, 4/30/19	7,480,000	7,454,284
Total U.S. Government Obligations (Cost $91,622,894)		91,580,396
Corporate Bonds and Notes—45.8%
Consumer Discretionary—7.3%
Auto Components—0.7%
Dana Holding Corp., 6.75% Sr. Unsec. Nts., 2/15/21	2,763,000	2,918,419
Johnson Controls, Inc., 4.625% Sr. Unsec. Nts., 7/2/44	1,545,000	1,516,875
TRW Automotive, Inc.:
4.50% Sr. Unsec. Nts., 3/1/21[1]	1,630,000	1,654,450
7.25% Sr. Unsec. Nts., 3/15/17[7]	2,274,000	2,512,770
		8,602,514
Automobiles—1.8%
Daimler Finance North America LLC:
1.30% Sr. Unsec. Nts., 7/31/15[1]	2,846,000	2,864,206
8.50% Sr. Unsec. Unsub. Nts., 1/18/31	1,581,000	2,394,453
Ford Motor Credit Co. LLC, 5.875% Sr. Unsec. Unsub. Nts., 8/2/21	6,281,000	7,233,865
General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43	2,461,000	2,891,675
Hyundai Capital America, 1.45% Sr. Unsec. Nts., 2/6/17[1]	2,696,000	2,695,361
Kia Motors Corp., 3.625% Sr. Unsec. Nts., 6/14/16[1]	2,199,000	2,283,323
		20,362,883
Hotels, Restaurants & Leisure—1.0%
Brinker International, Inc., 2.60% Sr. Unsec. Nts., 5/15/18	915,000	915,449
Carnival Corp., 1.20% Sr. Unsec. Nts., 2/5/16	2,589,000	2,597,969
Hyatt Hotels Corp., 3.875% Sr. Unsec. Unsub. Nts., 8/15/16	498,000	522,063
Starwood Hotels & Resorts Worldwide, Inc., 7.15% Sr. Unsec. Unsub. Nts., 12/1/19	1,788,000	2,129,052
Wyndham Worldwide Corp., 6% Sr. Unsec. Nts., 12/1/16	2,615,000	2,857,698
Yum! Brands, Inc., 4.25% Sr. Unsec. Nts., 9/15/15	2,741,000	2,834,397
		11,856,628

11      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Principal Amount	Value
Household Durables—0.5%
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22	$2,623,000	$2,727,920
Toll Brothers Finance Corp., 4% Sr. Unsec. Nts., 12/31/18	2,703,000	2,706,379
Whirlpool Corp., 1.35% Sr. Unsec. Nts., 3/1/17	707,000	704,949

		6,139,248
Media—1.8%
21st Century Fox America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41	1,048,000	1,247,820
British Sky Broadcasting Group plc, 3.75% Sr. Unsec. Nts., 9/16/24[1]	1,298,000	1,298,070
Comcast Cable Communications Holdings, Inc., 9.455% Sr. Unsec. Nts., 11/15/22	1,751,000	2,519,150
Comcast Corp., 4.65% Sr. Unsec. Unsub. Nts., 7/15/42	1,038,000	1,076,059
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15% Sr. Unsec. Nts., 3/15/42	1,700,000	1,725,265
Historic TW, Inc.:
8.05% Sr. Unsec. Nts., 1/15/16	433,000	471,047
9.15% Debs., 2/1/23	921,000	1,244,755
Interpublic Group of Cos., Inc. (The), 4.20% Sr. Unsec. Nts., 4/15/24	1,324,000	1,339,644
Lamar Media Corp., 5% Sr. Unsec. Sub. Nts., 5/1/23	2,780,000	2,689,650
Numericable Group SA, 4.875% Sr. Sec. Nts., 5/15/19[1]	2,750,000	2,725,938
Pearson Funding Two plc, 4% Sr. Unsec. Nts., 5/17/16[1]	581,000	607,246
Time Warner Cable, Inc., 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	2,776,000	2,750,133
Viacom, Inc., 2.50% Sr. Unsec. Nts., 12/15/16	1,206,000	1,239,190

		20,933,967
Specialty Retail—1.0%
Bed Bath & Beyond, Inc., 5.165% Sr. Unsec. Nts., 8/1/44	795,000	780,184
Best Buy Co., Inc., 5.50% Sr. Unsec. Nts., 3/15/21	2,741,000	2,843,787
Home Depot, Inc. (The), 4.875% Sr. Unsec. Nts., 2/15/44	942,000	1,026,228
L Brands, Inc.:
7.00% Sr. Unsec. Nts., 5/1/20	286,000	318,890
8.50% Sr. Unsec. Nts., 6/15/19	2,210,000	2,618,850
Ross Stores, Inc., 3.375% Sr. Unsec. Nts., 9/15/24	2,829,000	2,813,788
Signet UK Finance plc, 4.70% Sr. Unsec. Nts., 6/15/24	1,414,000	1,424,922

		11,826,649
Textiles, Apparel & Luxury Goods—0.5%
Levi Strauss & Co., 6.875% Sr. Unsec. Nts., 5/1/22	2,585,000	2,714,250
PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22	2,728,000	2,680,260

		5,394,510
Consumer Staples—2.8%
Beverages—1.1%
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	2,213,000	3,366,677
Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21	2,863,000	2,816,476
Foster’s Finance Corp., 4.875% Sr. Unsec. Nts., 10/1/14[1]	2,875,000	2,875,000
Pernod Ricard SA, 2.95% Sr. Unsec. Nts., 1/15/17[1]	2,801,000	2,889,282

12      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Principal Amount	Value
Beverages (Continued)
SABMiller Holdings, Inc., 4.95% Sr. Unsec. Unsub. Nts., 1/15/42[1]	$1,406,000	$1,468,689

		13,416,124
Food & Staples Retailing—0.3%
Delhaize Group SA, 5.70% Sr. Unsec. Nts., 10/1/40	1,462,000	1,557,067
Kroger Co. (The), 6.40% Sr. Unsec. Nts., 8/15/17	1,818,000	2,056,525

		3,613,592
Food Products—0.9%
Bunge Ltd. Finance Corp.:
5.10% Sr. Unsec. Unsub. Nts., 7/15/15	2,275,000	2,352,298
8.50% Sr. Unsec. Nts., 6/15/19	1,956,000	2,434,469
ConAgra Foods, Inc., 1.35% Sr. Unsec. Nts., 9/10/15	1,776,000	1,785,556
Tyson Foods, Inc.:
4.875% Sr. Unsec. Nts., 8/15/34	929,000	959,140
6.60% Sr. Unsec. Nts., 4/1/16	2,529,000	2,737,185

		10,268,648
Tobacco—0.5%
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39	1,495,000	2,526,629
Reynolds American, Inc., 6.75% Sr. Unsec. Nts., 6/15/17	2,523,000	2,849,459

		5,376,088
Energy—5.6%
Energy Equipment & Services—0.8%
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21	682,000	717,239
Nabors Industries, Inc.:
2.35% Sr. Unsec. Nts., 9/15/16	2,035,000	2,080,252
4.625% Sr. Unsec. Nts., 9/15/21	1,592,000	1,713,914
5.00% Sr. Unsec. Nts., 9/15/20	811,000	889,453
Rowan Cos., Inc., 4.875% Sr. Unsec. Unsub. Nts., 6/1/22	1,104,000	1,148,948
Weatherford International Ltd., 5.95% Sr. Unsec. Nts., 4/15/42	2,169,000	2,337,835

		8,887,641
Oil, Gas & Consumable Fuels—4.8%
Anadarko Petroleum Corp.:
4.50% Sr. Unsec. Nts., 7/15/44	1,313,000	1,270,182
6.20% Sr. Unsec. Nts., 3/15/40	1,085,000	1,331,730
California Resources Corp., 5.50% Sr. Unsec. Nts., 9/15/21[1,6]	2,924,000	2,971,515
Canadian Oil Sands Ltd., 6% Sr. Unsec. Nts., 4/1/42[1]	1,288,000	1,488,024
Chesapeake Energy Corp., 6.625% Sr. Unsec. Nts., 8/15/20	2,401,000	2,660,308
Cimarex Energy Co., 4.375% Sr. Unsec. Nts., 6/1/24	2,221,000	2,238,102
CNOOC Finance 2013 Ltd., 4.25% Sr. Unsec. Unsub. Nts., 5/9/43	998,000	939,807
CNOOC Nexen Finance 2014 ULC, 1.625% Sr. Unsec. Nts., 4/30/17	2,927,000	2,929,652
Continental Resources, Inc., 4.50% Sr. Unsec. Nts., 4/15/23	1,594,000	1,654,420
DCP Midstream LLC, 5.375% Sr. Unsec. Nts., 10/15/15[1]	1,978,000	2,067,609
El Paso Pipeline Partners Operating Co. LLC, 4.10% Sr. Unsec. Nts., 11/15/15	1,051,000	1,086,459
Enbridge Energy Partners LP, 5.35% Sr. Unsec. Nts., 12/15/14	2,264,000	2,285,349

13      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
EnLink Midstream Partners LP:
2.70% Sr. Unsec. Nts., 4/1/19	$2,056,000	$2,071,225
4.40% Sr. Unsec. Nts., 4/1/24	704,000	732,282
Kinder Morgan Energy Partners LP, 4.15% Sr. Unsec. Nts., 2/1/24	1,305,000	1,297,041
Kinder Morgan, Inc., 5% Sr. Unsec. Nts., 2/15/21[1]	3,438,000	3,601,305
Origin Energy Finance Ltd.:
3.50% Sr. Unsec. Nts., 10/9/18[1]	3,073,000	3,153,454
5.45% Sr. Unsec. Nts., 10/14/21[1]	1,858,000	2,060,173
Pioneer Natural Resources Co., 6.65% Sr. Unsec. Nts., 3/15/17	1,897,000	2,119,137
Range Resources Corp., 5.75% Sr. Unsec. Sub. Nts., 6/1/21	2,679,000	2,812,950
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub. Nts., 4/15/15[7]	3,097,000	3,097,000
Spectra Energy Partners LP:
4.60% Sr. Unsec. Nts., 6/15/21	1,607,000	1,747,677
4.75% Sr. Unsec. Nts., 3/15/24	1,276,000	1,371,538
Targa Resources Partners LP/Targa Resources Partners Finance
Corp., 5.25% Sr. Unsec. Nts., 5/1/23	2,640,000	2,699,400
Whiting Petroleum Corp., 5.75% Sr. Unsec. Nts., 3/15/21	2,620,000	2,770,650
Williams Partners LP, 4.50% Sr. Unsec. Nts., 11/15/23	1,402,000	1,468,250
Woodside Finance Ltd., 4.60% Sr. Unsec. Unsub. Nts., 5/10/21[1]	2,232,000	2,416,709

		56,341,948
Financials—13.1%
Capital Markets—3.2%
Apollo Management Holdings LP, 4% Sr. Unsec. Nts., 5/30/24[1]	2,314,000	2,334,389
Blackstone Holdings Finance Co. LLC, 5% Sr. Unsec. Nts., 6/15/44[1]	2,659,000	2,799,156
Carlyle Holdings II Finance LLC, 5.625% Sr. Sec. Nts., 3/30/43[1]	1,421,000	1,610,621
Goldman Sachs Group, Inc. (The):
4.00% Sr. Unsec. Nts., 3/3/24	3,877,000	3,910,509
5.70% Jr. Sub. Perpetual Bonds, Series L2,9	2,751,000	2,804,413
Lazard Group LLC, 4.25% Sr. Unsec. Nts., 11/14/20	2,309,000	2,417,761
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21[1]	4,166,000	4,754,322
Morgan Stanley, 5% Sub. Nts., 11/24/25	5,157,000	5,401,834
Nomura Holdings, Inc., 2% Sr. Unsec. Nts., 9/13/16	2,521,000	2,546,913
Raymond James Financial, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/24	2,772,000	3,129,807
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Bonds, Series 1[2,9]	5,349,000	5,643,195

		37,352,920
Commercial Banks—5.3%
Amsouth Bank NA, 5.20% Sub. Nts., 4/1/15	2,723,000	2,779,020
Bank of America Corp.:
4.20% Sub. Nts., 8/26/24	2,244,000	2,224,349
7.75% Jr. Sub. Nts., 5/14/38	2,412,000	3,263,342
8.00% Jr. Sub. Perpetual Bonds, Series K2,9	2,412,000	2,612,949
Barclays Bank plc, 5.14% Sub. Nts., 10/14/20	2,202,000	2,379,008
Citigroup, Inc.:
6.675% Sub. Nts., 9/13/43	2,316,000	2,848,696
5.95% Jr. Sub. Perpetual Bonds, Series D2,9	2,717,000	2,719,549

14      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Commerzbank AG, 8.125% Sub. Nts., 9/19/23[1]	$2,517,000	$2,915,388
Credit Agricole SA, 6.637% Jr. Sub. Perpetual Bonds[1,2,9]	4,380,000	4,643,220
HSBC Finance Capital Trust IX, 5.911% Unsec. Sub. Nts., 11/30/35[2]	6,450,000	6,651,562
Intesa Sanpaolo SpA, 5.017% Sub. Nts., 6/26/24[1]	2,890,000	2,813,401
JPMorgan Chase & Co.:
3.875% Sub. Nts., 9/10/24	2,382,000	2,333,962
6.75% Jr. Sub. Perpetual Bonds, Series S2,9	2,388,000	2,530,086
Lloyds Bank plc, 6.50% Sub. Nts., 9/14/20[1]	2,481,000	2,888,916
Lloyds Banking Group plc, 6.657% Jr. Sub. Perpetual Bonds[1,2,9]	2,583,000	2,796,098
Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds[2,7,9]	4,537,000	4,786,535
Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds, Series U2,9	2,900,000	3,081,250
Societe Generale SA, 5.922% Jr. Sub. Perpetual Bonds[1,2,9]	2,485,000	2,634,100
SunTrust Banks, Inc., 3.60% Sr. Unsec. Nts., 4/15/16	2,645,000	2,753,929
Wells Fargo & Co., 5.90% Jr. Sub. Perpetual Bonds, Series S2,9	2,914,000	2,975,923

		62,631,283
Consumer Finance—0.2%
Ally Financial, Inc., 4.75% Sr. Unsec. Nts., 9/10/18	2,622,000	2,694,105
Diversified Financial Services—0.8%
Burlington Northern Santa Fe LLC, 3% Sr. Unsec. Nts., 3/15/23	2,256,000	2,193,552
Leucadia National Corp., 5.50% Sr. Unsec. Nts., 10/18/23	3,660,000	3,839,442
Voya Financial, Inc., 5.65% Jr. Sub. Nts., 5/15/53[2]	2,852,000	2,880,520

		8,913,514
Insurance—2.6%
AIA Group Ltd., 4.875% Sr. Unsec. Nts., 3/11/44[1]	2,012,000	2,129,555
AXIS Specialty Finance plc, 5.15% Sr. Unsec. Nts., 4/1/45	2,115,000	2,205,403
Five Corners Funding Trust, 4.419% Unsec. Nts., 11/15/23[1]	2,078,000	2,179,658
Genworth Holdings, Inc., 4.80% Sr. Unsec. Nts., 2/15/24	4,108,000	4,223,550
Liberty Mutual Group, Inc.:
4.25% Sr. Unsec. Nts., 6/15/23[1]	3,133,000	3,208,634
4.85% Sr. Unsec. Nts., 8/1/44[1]	1,752,000	1,749,346
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Nts., 4/20/67[2]	4,674,000	4,802,535
Prudential Financial, Inc., 5.20% Jr. Sub. Nts., 3/15/44[2]	1,994,000	2,015,186
Swiss Re Capital I LP, 6.854% Jr. Sub. Perpetual Bonds[2,7,9]	4,638,000	4,887,292
ZFS Finance USA Trust V, 6.50% Jr. Sub. Nts., 5/9/37[2,7]	2,445,000	2,640,600

		30,041,759
Real Estate—0.1%
Ventas Realty LP, 1.25% Sr. Unsec. Nts., 4/17/17	1,056,000	1,051,640
Real Estate Investment Trusts (REITs)—0.9%
American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	1,185,000	1,287,023
5.90% Sr. Unsec. Nts., 11/1/21	1,343,000	1,505,115

15      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

		Principal Amount		Value
Real Estate Investment Trusts (REITs) (Continued)
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2% Sr. Unsec. Nts., 2/6/17[1]	$	2,642,000	$	2,642,206
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849% Sr. Sec. Nts., 4/15/23		1,573,000		1,550,453
Corrections Corp. of America, 4.125% Sr. Unsec. Nts., 4/1/20		2,615,000		2,575,775
Hospitality Properties Trust, 4.65% Sr. Unsec. Nts., 3/15/24		1,284,000		1,303,967

				10,864,539
Health Care—2.1%
Biotechnology—0.1%
Gilead Sciences, Inc., 5.65% Sr. Unsec. Unsub. Nts., 12/1/41		1,531,000		1,800,269
Health Care Equipment & Supplies—0.6%
CareFusion Corp.:
1.45% Sr. Unsec. Nts., 5/15/17		2,824,000		2,811,297
3.875% Sr. Unsec. Nts., 5/15/24		1,378,000		1,379,148
DENTSPLY International, Inc., 2.75% Sr. Unsec. Nts., 8/15/16		2,380,000		2,448,675

				6,639,120
Health Care Providers & Services—0.4%
CHS/Community Health Systems, Inc., 5.125% Sr. Sec. Nts., 8/1/21[1]		2,030,000		2,035,075
Fresenius Medical Care US Finance II, Inc., 5.875% Sr. Unsec. Nts., 1/31/22[1]		2,367,000		2,520,855

				4,555,930
Life Sciences Tools & Services—0.3%
Life Technologies Corp., 3.50% Sr. Unsec. Nts., 1/15/16		179,000		184,822
Thermo Fisher Scientific, Inc.:
4.15% Sr. Unsec. Nts., 2/1/24		889,000		922,471
5.00% Sr. Unsec. Nts., 6/1/15		1,281,000		1,317,167
5.30% Sr. Unsec. Nts., 2/1/44		978,000		1,077,605

				3,502,065
Pharmaceuticals—0.7%
Actavis Funding SCS, 1.30% Sr. Unsec. Nts., 6/15/17[1]		1,870,000		1,836,420
Hospira, Inc., 5.20% Sr. Unsec. Nts., 8/12/20		2,530,000		2,728,400
Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Nts., 4/15/18		2,609,000		2,537,253
Zoetis, Inc., 1.875% Sr. Unsec. Nts., 2/1/18		987,000		980,866

				8,082,939
Industrials—4.6%
Aerospace & Defense—0.9%
B/E Aerospace, Inc., 5.25% Sr. Unsec. Nts., 4/1/22		2,572,000		2,784,190
BAE Systems Holdings, Inc., 3.80% Sr. Unsec. Nts., 10/7/24[1,6]		1,310,000		1,306,109
Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 3/15/21		2,534,000		2,743,055
L-3 Communications Corp.:
1.50% Sr. Unsec. Nts., 5/28/17		732,000		725,841

16      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Principal Amount	Value
Aerospace & Defense (Continued)
L-3 Communications Corp.: (Continued)
3.95% Sr. Unsec. Nts., 5/28/24	$1,331,000	$1,323,639
Textron, Inc.:
4.30% Sr. Unsec. Nts., 3/1/24	1,297,000	1,340,779
6.20% Sr. Unsec. Nts., 3/15/15	191,000	195,832

		10,419,445
Building Products—0.2%
Owens Corning, 4.20% Sr. Unsec. Nts., 12/15/22	2,820,000	2,875,548
Commercial Services & Supplies—0.5%
Clean Harbors, Inc., 5.25% Sr. Unsec. Unsub. Nts., 8/1/20	2,670,000	2,683,350
Pitney Bowes, Inc., 4.625% Sr. Unsec. Nts., 3/15/24	3,552,000	3,608,193

		6,291,543
Electrical Equipment—0.2%
Sensata Technologies BV, 4.875% Sr. Unsec. Nts., 10/15/23[1]	1,994,000	1,934,180
Industrial Conglomerates—0.6%
General Electric Capital Corp., 6.25% Jr. Sub. Perpetual Bonds,
Series B2,9	3,900,000	4,220,401
Synchrony Financial:
3.00% Sr. Unsec. Nts., 8/15/19	1,338,000	1,342,851
3.75% Sr. Unsec. Nts., 8/15/21	1,045,000	1,055,522

		6,618,774
Machinery—0.7%
Crane Co., 4.45% Sr. Unsec. Nts., 12/15/23	1,303,000	1,368,837
Ingersoll-Rand Global Holding Co. Ltd., 4.25% Sr. Unsec. Nts.,
6/15/23	2,300,000	2,417,006
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Sr. Unsec. Nts., 11/15/15	2,529,000	2,712,001
Trinity Industries, Inc., 4.55% Sr. Unsec. Nts., 10/1/24	2,179,000	2,187,794

		8,685,638
Professional Services—0.5%
Experian Finance plc, 2.375% Sr. Unsec. Nts., 6/15/17[1]	2,814,000	2,863,428
Nielsen Finance LLC/Nielsen Finance Co., 4.50% Sr. Unsec. Nts., 10/1/20	3,090,000	3,005,025

		5,868,453
Road & Rail—0.5%
Kansas City Southern de Mexico SA de CV, 3% Sr. Unsec. Nts., 5/15/23	2,301,000	2,192,995
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50% Sr. Unsec. Nts., 3/15/16[1]	2,524,000	2,576,093
4.25% Sr. Unsec. Nts., 1/17/23[1]	1,512,000	1,557,838

		6,326,926
Trading Companies & Distributors—0.5%
Air Lease Corp., 3.875% Sr. Unsec. Nts., 4/1/21	2,635,000	2,674,525

17      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Principal Amount	Value
Trading Companies & Distributors (Continued)
International Lease Finance Corp., 5.875% Sr. Unsec. Unsub. Nts., 4/1/19	$2,539,000	$2,713,556

		5,388,081
Information Technology—2.1%
Communications Equipment—0.1%
Motorola Solutions, Inc., 3.50% Sr. Unsec. Nts., 3/1/23	1,581,000	1,531,657
Electronic Equipment, Instruments, & Components—0.7%
Amphenol Corp., 4.75% Sr. Unsec. Nts., 11/15/14	848,000	852,221
Arrow Electronics, Inc., 5.125% Sr. Unsec. Unsub. Nts., 3/1/21	3,515,000	3,794,488
Avnet, Inc., 4.875% Sr. Unsec. Unsub. Nts., 12/1/22	3,275,000	3,465,910

		8,112,619
IT Services—0.5%
Fidelity National Information Services, Inc.:
1.45% Sr. Unsec. Nts., 6/5/17	2,205,000	2,193,726
3.50% Sr. Unsec. Nts., 4/15/23	1,429,000	1,411,412
Xerox Corp., 4.25% Sr. Unsec. Nts., 2/15/15	2,652,000	2,688,568

		6,293,706
Software—0.2%
Oracle Corp., 3.40% Sr. Unsec. Nts., 7/8/24	2,135,000	2,129,793
Technology Hardware, Storage & Peripherals—0.6%
Apple, Inc., 4.45% Sr. Unsec. Nts., 5/6/44	1,536,000	1,577,139
Hewlett-Packard Co., 2.65% Sr. Unsec. Unsub. Nts., 6/1/16	2,481,000	2,549,428
Seagate HDD Cayman, 3.75% Sr. Unsec. Nts., 11/15/18[1]	2,300,000	2,351,750

		6,478,317
Materials—3.6%
Chemicals—0.7%
Agrium, Inc., 3.50% Sr. Unsec. Nts., 6/1/23	1,606,000	1,590,220
Eastman Chemical Co., 3% Sr. Unsec. Nts., 12/15/15	1,413,000	1,450,997
LYB International Finance BV, 5.25% Sr. Unsec. Nts., 7/15/43	837,000	905,111
Rockwood Specialties Group, Inc., 4.625% Sr. Unsec. Nts., 10/15/20	2,520,000	2,611,350
RPM International, Inc., 3.45% Sr. Unsec. Unsub. Nts., 11/15/22	2,190,000	2,135,460

		8,693,138
Construction Materials—0.2%
CRH America, Inc., 4.125% Sr. Unsec. Nts., 1/15/16	2,447,000	2,541,738
Containers & Packaging—0.8%
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25% Sr.
Unsec. Nts., 2/1/21	1,309,000	1,380,995
Packaging Corp. of America:
3.65% Sr. Unsec. Nts., 9/15/24	745,000	733,411
4.50% Sr. Unsec. Nts., 11/1/23	2,009,000	2,129,251
Rock-Tenn Co., 3.50% Sr. Unsec. Unsub. Nts., 3/1/20	4,507,000	4,588,942

		8,832,599

18      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Principal Amount	Value
Metals & Mining—1.8%
Alcoa, Inc., 5.125% Sr. Unsec. Nts., 10/1/24	$2,283,000	$2,291,043
Allegheny Technologies, Inc., 5.95% Sr. Unsec. Unsub. Nts., 1/15/21	1,587,000	1,713,482
Barrick Gold Corp., 3.85% Sr. Unsec. Nts., 4/1/22	1,270,000	1,225,092
Carpenter Technology Corp., 4.45% Sr. Unsec. Unsub. Nts., 3/1/23	951,000	977,942
Freeport-McMoRan, Inc.:
1.40% Sr. Unsec. Nts., 2/13/15	2,733,000	2,740,898
3.875% Sr. Unsec. Nts., 3/15/23	1,550,000	1,533,003
5.45% Sr. Unsec. Nts., 3/15/43	1,223,000	1,251,507
Glencore Canada Corp.:
5.375% Sr. Unsec. Unsub. Nts., 6/1/15	1,885,000	1,943,324
6.00% Sr. Unsec. Unsub. Nts., 10/15/15	2,345,000	2,459,947
Glencore Funding LLC, 4.625% Sr. Unsec. Nts., 4/29/24[1]	2,200,000	2,226,400
Rio Tinto Finance USA plc, 4.125% Sr. Unsec. Nts., 8/21/42	808,000	752,914
Yamana Gold, Inc., 4.95% Sr. Unsec. Nts., 7/15/24[1]	1,514,000	1,510,033

		20,625,585
Paper & Forest Products—0.1%
International Paper Co., 4.80% Sr. Unsec. Nts., 6/15/44	1,189,000	1,156,054
Telecommunication Services—2.5%
Diversified Telecommunication Services—2.2%
AT&T, Inc., 4.35% Sr. Unsec. Nts., 6/15/45	1,852,000	1,709,200
British Telecommunications plc, 9.625% Sr. Unsec. Nts., 12/15/30	1,780,000	2,801,976
Deutsche Telekom International Finance BV, 5.75% Sr. Unsec. Nts., 3/23/16	2,535,000	2,709,334
Frontier Communications Corp., 8.50% Sr. Unsec. Nts., 4/15/20	2,320,000	2,586,800
Telecom Italia Capital SA, 7.721% Sr. Unsec. Unsub. Nts., 6/4/38	1,620,000	1,830,600
Telefonica Emisiones SAU, 7.045% Sr. Unsec. Unsub. Nts., 6/20/36	1,120,000	1,423,097
T-Mobile USA, Inc., 6.25% Sr. Unsec. Nts., 4/1/21	2,839,000	2,878,036
Verizon Communications, Inc.:
4.50% Sr. Unsec. Nts., 9/15/20	6,490,000	7,028,566
5.012% Sr. Unsec. Nts., 8/21/54[1]	710,000	716,454
6.40% Sr. Unsec. Nts., 2/15/38	1,331,000	1,621,882

		25,305,945
Wireless Telecommunication Services—0.3%
America Movil SAB de CV, 4.375% Sr. Unsec. Unsub. Nts., 7/16/42	1,086,000	1,015,133
Rogers Communications, Inc., 6.75% Sr. Unsec. Nts., 3/15/15	802,000	824,611
Vodafone Group plc:
4.375% Sr. Unsec. Unsub. Nts., 2/19/43	795,000	730,871
6.25% Sr. Unsec. Nts., 11/30/32	842,000	991,150

		3,561,765
Utilities—2.1%
Electric Utilities—1.3%
American Transmission Systems, Inc., 5% Sr. Unsec. Nts., 9/1/44[1]	784,000	791,813

19      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

	Principal Amount	Value
Electric Utilities (Continued)
EDP Finance BV, 6% Sr. Unsec. Nts., 2/2/18[1]	$2,655,000	$2,863,338
Exelon Generation Co. LLC, 4.25% Sr. Unsec. Unsub. Nts., 6/15/22	1,525,000	1,574,570
ITC Holdings Corp.:
3.65% Sr. Unsec. Nts., 6/15/24	2,444,000	2,442,067
5.30% Sr. Unsec. Nts., 7/1/43	604,000	683,315
Jersey Central Power & Light Co., 4.70% Sr. Unsec. Nts., 4/1/24[1]	1,353,000	1,439,397
Pennsylvania Electric Co., 5.20% Sr. Unsec. Nts., 4/1/20	500,000	553,312
PPL Capital Funding, Inc., 3.50% Sr. Unsec. Unsub. Nts., 12/1/22	2,250,000	2,269,179
PPL WEM Holdings Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[1]	2,845,000	3,198,727

		15,815,718
Independent Power and Renewable Electricity Producers—0.2%
Dayton Power & Light Co. (The), 1.875% Sec. Nts., 9/15/16	1,842,000	1,867,255
Multi-Utilities—0.6%
CenterPoint Energy, Inc., 5.95% Sr. Unsec. Nts., 2/1/17	2,403,000	2,648,056
CMS Energy Corp.:
3.875% Sr. Unsec. Nts., 3/1/24	1,376,000	1,410,462
5.05% Sr. Unsec. Unsub. Nts., 3/15/22	1,051,000	1,176,491
TECO Finance, Inc., 6.75% Sr. Unsec. Nts., 5/1/15	1,687,000	1,745,524

		6,980,533

Total Corporate Bonds and Notes (Cost $518,959,189)		535,485,533

		Buy /Sell	Reference	Fixed	Expiration	Notional
	Counterparty	Protection	Asset	Rate	Date	(000’s )
Over-the-Counter Credit Default Swaptions Purchased—0.0%
Credit Default
Swap maturing		CDX.NA.IG.
6/20/19 Call[10]	JPM	Buy	22	1.000	12/17/14 USD	100,119	102,061
Credit Default
Swap maturing		CDX.NA.IG.
6/20/19 Call[10]	JPM	Buy	22	1.000	12/17/14 USD	100,022	101,962
Credit Default
Swap maturing		CDX.NA.IG.
6/20/19 Call[10]	DEU	Buy	22	1.000	10/15/14 USD	101,360	4,369
Credit Default
Swap maturing		CDX.NA.IG.
6/20/19 Call[10]	JPM	Buy	22	1.000	10/15/14 USD	101,023	4,354

Total Over-the-Counter Credit Default Swaptions Purchased (Cost $704,284)							212,746

						Shares
Investment Company—4.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.10%[11,12] (Cost $51,809,708)						51,809,708	51,809,708
Total Investments, at Value (Cost $1,418,143,567)						123 .3%	1,442,336,367
Net Other Assets (Liabilities)						(23 .3)	(272,146,583)
Net Assets						100.0%	$1,170,189,784

20      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $263,999,549 or 22.56% of the Fund’s net assets as of September 30, 2014.

2. Represents the current interest rate for a variable or increasing rate security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $19,275,429 or 1.65% of the Fund’s net assets as of September 30, 2014.

4. Interest rate is less than 0.0005%.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $215,986 or 0.02% of the Fund’s net assets as of September 30, 2014.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after September 30, 2014. See accompanying Notes.

7. Restricted security. The aggregate value of restricted securities as of September 30, 2014 was $18,118,520, which represents 1.55% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

	Acquisition			Unrealized Appreciation/
Security	Dates	Cost	Value	(Depreciation)
NC Finance Trust, Series 1999-I, Cl. D, 8.75%, 1/25/29	8/10/10	$1,703,335	$194,323	$(1,509,012)
Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds	5/1/13-5/8/13	4,608,671	4,786,535	177,864
Rockies Express Pipeline LLC,
3.90% Sr. Unsec. Unsub. Nts.,
4/15/15	11/15/10-5/20/11	3,104,513	3,097,000	(7,513)
Swiss Re Capital I LP, 6.854%
Jr. Sub. Perpetual Bonds	3/10/10-9/29/14	4,263,649	4,887,292	623,643
TRW Automotive, Inc., 7.25%
Sr. Unsec. Nts., 3/15/17	3/31/14-4/8/14	2,560,637	2,512,770	(47,867)
ZFS Finance USA Trust V, 6.50%
Jr. Sub. Nts., 5/9/37	11/20/13	2,564,603	2,640,600	75,997

		$18,805,408	$18,118,520	$(686,888)

8. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10.	Non-income producing security.

21      Oppenheimer Core Bond Fund

STATEMENT OF INVESTMENTS     Unaudited / Continued

11 Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the period ended September 30, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares December 31, 2013	Gross Additions	Gross Reductions	Shares September 30, 2014
Oppenheimer Institutional Money Market Fund, Cl. E	137,176,339	338,910,142	424,276,773	51,809,708

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$51,809,708	$53,009

12. Rate shown is the 7-day yield as of September 30, 2014.

Futures Contracts as of September 30, 2014
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
United States Treasury Long Bonds	CBT	Buy	12/19/14	166	$22,892,438	$164,104
United States Treasury Nts., 2 yr.	CBT	Sell	12/31/14	1,229	268,958,981	234,285
United States Treasury Nts., 5 yr.	CBT	Buy	12/31/14	14	1,655,609	(687)
United States Treasury Nts., 10 yr.	CBT	Buy	12/19/14	37	4,611,703	(4,073)
United States Treasury Ultra Bonds	CBT	Buy	12/19/14	329	50,172,500	(19,828)

						$373,801

Glossary:
Counterparty Abbreviations
DEU	Deutsche Bank AG
JPM	JPMorgan Chase Bank NA

Exchange Abbreviations
CBT	Chicago Board of Trade

Definitions
CDX.NA.IG.22	Markit CDX North American Investment Grade High Volatility

22      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS September 30, 2014 Unaudited

Oppenheimer Core Bond Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2014, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$364,270,816
Sold securities	77,692,040

23      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of September 30, 2014 is as follows:

Cost	$1,703,335
Market Value	$194,323
Market value as % of Net Assets	0.02%

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

24      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

25      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation

26      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of September 30, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$209,741,102	$—	$209,741,102
Mortgage-Backed Obligations	—	553,270,218	236,664	553,506,882
U.S. Government Obligations	—	91,580,396	—	91,580,396
Corporate Bonds and Notes	—	535,485,533	—	535,485,533
Over-the-Counter Credit Default
Swaptions Purchased	—	212,746	—	212,746
Investment Company	51,809,708	—	—	51,809,708

Total Investments, at Value	51,809,708	1,390,289,995	236,664	1,442,336,367
Other Financial Instruments:
Futures contracts	398,389	—	—	398,389

Total Assets	$52,208,097	$1,390,289,995	$236,664	$1,442,734,756

Liabilities Table
Other Financial Instruments:
Futures contracts	$(24,588)	$—	$—	$(24,588)

Total Liabilities	$(24,588)	$—	$—	$(24,588)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in

27      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period

28      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the

29      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended September 30, 2014, the Fund had an ending monthly average market value of $79,840,441 and $235,011,032 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Statement of Investments and the Statement of Assets and Liabilities in the annual and semiannual reports. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

30      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

The Fund has purchased swaptions which gives it the option to buy credit protection through credit default swaps in order to decrease exposure to the credit risk of individual issuers and/or indexes of issuers. A purchased swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset increases.

During the period ended September 30, 2014, the Fund had an ending monthly average market value of $135,780 on purchased swaptions.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

As of September 30, 2014, the Fund has required certain counterparties to post collateral of $307,743.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as

31      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Risk Exposures and the Use of Derivative Instruments (Continued)

compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

32      Oppenheimer Core Bond Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Restricted Securities

As of September 30, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,418,583,393
Federal tax cost of other investments	(190,000,519)

Total federal tax cost	$1,228,582,874

Gross unrealized appreciation	$33,481,585
Gross unrealized depreciation	(9,354,810)

Net unrealized appreciation	$24,126,775

33      Oppenheimer Core Bond Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Integrity Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 11/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer

Date: 11/10/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 11/10/2014